Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (748,277)	$ (126,987)	$ (159,320)	$ (219,897)
Adjustment to reconcile net loss to net cash used in operating activities
Shares issued for services	557,190	0
Loss on investment			0	10,000
Gain (Loss) on sale of marketable securities			0	919
Gain on sale of mineral property			0	(443,308)
Writedown of mineral property			0	390,200
Changes in assets and liabilities:
Decrease in prepaid expenses	8,994	6,525	6,278	71,208
Increase (decrease) in accounts payable and accrued liabilities	11,366	(4,008)	(2,093)	4,023
Net Cash Used in Operating Activities	(170,727)	(124,470)	(155,135)	(186,855)
CASH FLOWS FROM INVESTING ACTIVITY:
Cash from properties	100,000	0
Cash paid for mineral properties			0	(12,537)
Cash paid for investment in Summa, LLC			0	(10,000)
Cash from sale of marketable securities			0	623
Net Cash Provided by Investing Activity	100,000	0	0	(21,914)
CASH FLOWS FROM FINANCING ACTIVITY:
Shares issued for cash	1,772,028	0
Net Cash Provided by Finanicng Activity	1,772,028	0
Increase (Decrease) in cash	1,701,301	(124,470)	(155,135)	(208,769)
Cash, beginning of period	191,125	346,260	346,260	555,029
Cash, end of period	1,892,426	221,790	191,125	346,260
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	0	$ 0	$ 0
NON-CASH TRANSACTIONS:
Marketable securities received as consideration for mineral property option	$ 51,260	$ 0